Convertible notes (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended
	Oct. 31, 2020 USD ($) Days $ / shares $ / share	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Debt Conversion [Line Items]
Convertible notes	$ 460,000	$ 460,000	$ 460,000
Coupon rate	0.00%
Initial conversion rate | $ / shares	$ 4.6823
Ordinary shares, par value | $ / shares	1	$ 0	$ 0
Conversion price | $ / shares	$ 213.57
Maturity date	Nov. 01, 2025
Debt conversion terms	Prior t
Redemption date of convertible notes	Nov. 05, 2023
Percentage of conversion price	130.00%
Debt trading days | Days	20
Debt consecutive trading days | Days	30
Percentage of debt redemtion	100.00%
Payments of debt issuance costs	$ 9,969
Payments of stock issuance costs	$ 2,842
Effective borrowing rate of convertible notes	5.10%	0.56%
Capped Call
Debt Conversion [Line Items]
Derivative initial strike price | $ / share	213.57
Derivative cap price | $ / share	305.1
Capped call transactions	$ 43,240
Over-Allotment Option
Debt Conversion [Line Items]
Convertible notes	$ 60,000